Exceptional items	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Exceptional items
8. Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.
The exceptional items included in the income statement are as follows:
1

For the year ended 31 December Million US dollar	2024	2023	2022 1

COVID-19 costs	-	-	(18)
Restructuring	(156)	(142)	(110)
Business and asset disposal (including impairment losses)	183	(385)	(71)
Claims and legal costs	-	(85)	-
AB InBev Efes related costs	(2)	(12)	(51)
Acquisition costs business combinations	-	-	(1)
Impact on profit from operations	25	(624)	(251)

Exceptional net finance income/(expense)	(995)	(69)	829
Exceptional share of results of associates	104	(35)	(1 143)
Exceptional taxes	(205)	84	399
Exceptional non-controlling interest	9	30	13
Net impact on profit	(1 062)	(614)	(153)
The
exceptional restructuring charges for the year ended 31 December 2024 total (156)m US dollar (31 December 2023: (142)m US dollar; 31 December 2022: (110)m US dollar). These charges primarily relate to organizational alignments as a result of operational improvements across our supply chain and our commercial and support functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a
lower cost
base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amount to 183m US dollar for the year ended 31 December 2024 mainly comprising of a gain of 437m US dollar recognized upon the sale of our share in associate Ghost
Beverages

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was
amended to conform to the 2023 and 2024 presentation.

LLC, partially offset by impairment losses of intangible assets and other non-core
assets sold in the period. Business and assets disposals (including impairment losses) amounted to

(385)
m
US dollar for 31 December 2023 (31 December 2022
:

(71)
m
US dollar), mainly comprising of a loss of (300)m US dollar the company recognized upon disposal of a portfolio of eight beer and beverage brands and associated assets in the US to Tilray Brands, Inc.
During the year ended 31 December 2023, the company recorded exceptional claims and legal costs of (85)m US dollar. These charges relate to a customs audit claim in South Korea of (66)m US dollar and legal costs of (19)m US dollar related to the successful outcome of a series of lawsuits regarding Ambev warrants.
The company incurred an exceptional net finance expenses of (995)m US dollar for the year ended 31 December 2024 (31 December 2023: net finance expenses of (69)m US dollar; 31 December 2022: net finance income of 829m US dollar) – see Note 11
Finance expense and income
.
During the year ended 31 December 2024, the company recorded 104m US dollar from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results (31 December 2023: (35)m US dollar; 31 December 2022: (1 143)m US dollar) – see Note 16
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional taxes amounted to205)m US dollar (increase of income taxes) for the year ended 31 December 2024 (31 December 2023: decrease of income taxes by 84m US dollar; 31 December 2022: decrease of income taxes by 399m US dollar
).
The exceptional taxes for the year ended 31 December 2024 include mainly the net impact of (240)m US dollar exceptional tax expense (
4.5

billion South African rand) following the resolution of South African tax matters (refer to Note 29

Contingencies)
, the income tax on exceptional items and the release of tax provisions
.
Non-controlling
interest on the exceptional items amounts to 9m US dollar for the year ended 31 December 2024 (31 December 2023: 30m
US dollar; 31 December 2022
:
13
m US dollar)
.